Earnings per share (EPS) (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share (EPS)
Schedule of earnings per share

H1 2026
EPS – Basic
Net profit attributable to shareholders’ equity (in € millions)	342
Average number of shares (millions of share units)	612
EPS – basic (€)	0.56
EPS – Diluted
Net profit attributable to shareholders’ equity (in € millions)	342
Adjusted average number of shares (millions of share units)	617
EPS – diluted (€)	0.55